Financial Instruments and Financial Risk Management - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Mutual Fund	$ 592	$ 555
Unlisted equity securities	82	82
Derivative financial instruments		148
Total financial liabilities	10,170	148
Financial assets
Total financial assets		9,893
U.S. corporate bonds [Member]
Financial assets
Unlisted equity securities	3,613
Financial assets
Total financial assets		3,534
Israel corporate bonds [Member]
Financial assets
Unlisted equity securities	1,411
Financial assets
Total financial assets		1,378
U.K. corporate bonds [Member]
Financial assets
Unlisted equity securities	924
Financial assets
Total financial assets		907
Other corporate bonds [Member]
Financial assets
Unlisted equity securities	3,239
Financial assets
Total financial assets		3,137
Israel government bonds [Member]
Financial assets
Unlisted equity securities	309
Financial assets
Total financial assets		300
Level 1 [Member]
Financial assets
Mutual Fund	592	555
Unlisted equity securities
Derivative financial instruments
Total financial liabilities	592
Financial assets
Total financial assets		555
Level 1 [Member] | U.S. corporate bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 1 [Member] | Israel corporate bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 1 [Member] | U.K. corporate bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 1 [Member] | Other corporate bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 1 [Member] | Israel government bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 2 [Member]
Financial assets
Mutual Fund
Unlisted equity securities
Derivative financial instruments
Total financial liabilities	9,496
Financial assets
Total financial assets		9,256
Level 2 [Member] | U.S. corporate bonds [Member]
Financial assets
Unlisted equity securities	3,613
Financial assets
Total financial assets		3,534
Level 2 [Member] | Israel corporate bonds [Member]
Financial assets
Unlisted equity securities	1,411
Financial assets
Total financial assets		1,378
Level 2 [Member] | U.K. corporate bonds [Member]
Financial assets
Unlisted equity securities	924
Financial assets
Total financial assets		907
Level 2 [Member] | Other corporate bonds [Member]
Financial assets
Unlisted equity securities	3,239
Financial assets
Total financial assets		3,137
Level 2 [Member] | Israel government bonds [Member]
Financial assets
Unlisted equity securities	309
Financial assets
Total financial assets		300
Level 3 [Member]
Financial assets
Mutual Fund
Unlisted equity securities	82	82
Derivative financial instruments		148
Total financial liabilities	82	148
Financial assets
Total financial assets		82
Level 3 [Member] | U.S. corporate bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 3 [Member] | Israel corporate bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 3 [Member] | U.K. corporate bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 3 [Member] | Other corporate bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets
Level 3 [Member] | Israel government bonds [Member]
Financial assets
Unlisted equity securities
Financial assets
Total financial assets